Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	Digihost Technology Inc.
Trading Symbol	DGHI
Document Type	40-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	24,956,165
Amendment Flag	false
Entity Central Index Key	0001854368
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Entity File Number	001-40527
Entity Incorporation, State or Country Code	Z4
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	18 King Street East
Entity Address, Address Line Two	Suite 902
Entity Address, Address Line Three	Toronto
Entity Address, City or Town	Ontario
Entity Address, Postal Zip Code	M5C 1C4
Entity Address, Country	CA
City Area Code	(917)
Local Phone Number	242-6549
Title of 12(b) Security	Subordinate Voting Shares
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Interactive Data Current	Yes
Auditor Name	Raymond Chabot Grant Thornton LLP
Auditor Firm ID	1232
Auditor Location	Montréal
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	122 E
Entity Address, Address Line Two	42nd Street
Entity Address, Address Line Three	18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
City Area Code	(800)
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY